FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENT
Pharming is exposed to several financial risks: market risks (being currency risk and interest rate risk), credit risks and liquidity risks. The Board of Directors and the Executive Committee are responsible for the management of currency, interest, credit and liquidity risks and as such ultimately responsible for decisions taken in this field.
Capital risk management
The Company manages its capital to ensure that it will be able to continue as a going concern. This includes a regular review of cash flow forecasts and, if deemed appropriate, subsequent raising of funds through execution of equity and/or debt transactions. In doing so, the Board of Directors’ and Executive Committees’ strategy is to achieve a capital structure which takes into account the best interests of all stakeholders. Pharming’s capital structure includes cash and cash equivalents, marketable securities, debt and equity:

Amounts in $ ‘000	2025	2024
Cash and cash equivalents	145,305	54,944
Restricted cash	1,988	1,505
Marketable securities	33,796	112,949
Convertible bond - current	(5,336)	(4,245)
Convertible bond - non-current	(92,719)	(78,154)
Net cash (debt)	83,034	86,999

Cash and cash equivalents	145,305	54,944
Restricted cash	1,988	1,505
Marketable securities	33,796	112,949
Gross debt - fixed interest rates	(98,056)	(82,399)
Gross debt - variable interest rates	—	—
Net cash (debt)	83,034	86,999
Reconciliation of liabilities arising from financing activities:

Amounts in $ ‘000	Convertible Bond (liability)	Lease Liabilities	Total
Balance at Carrying value 1 January 2025	82,399	29,914	112,313
Movements from financing cash flows:
Interest payments	(5,067)	(1,130)	(6,197)
Principal repayments	—	(4,245)	(4,245)
	(5,067)	(5,376)	(10,442)
Other movements:
New leases, remeasurements and disposals	—	(10,743)	(10,743)
Accrued interest	9,685	1,130	10,815
Currency translation	11,038	2,794	13,833
	20,723	(6,819)	13,904
Balance at Carrying value 31 December 2025	98,056	17,719	115,775
Currency risk
This is the risk that the fair value of assets, liabilities and especially the future cash flows of financial instruments will fluctuate because of changes in foreign exchange rates. Pharming’s policy for the management of foreign currency risks is aimed at protecting the operating profit and positions held or recorded in foreign currencies, in particular of the United States Dollar (USD) for the Group. Certain payments and sales in the United States are being and will be received in USD. Some direct payments of U.S. activities are carried in USD through the Dutch entities. At December 31, 2025, the Group’s cash and cash equivalents, including restricted cash, and marketable securities amounted to $181.1 million. This balance consists of cash assets denominated in euros for a total amount of $79.9 million or €68.2 million (applying an exchange rate EUR/USD at December 31, 2025, of 1.1713) and cash assets in USD for a total amount of $96.5 million. The USD cash balance will mainly be used for the commercialization activities of the U.S. organization. The remaining cash balance (equivalent to $4.7 million) is primarily denominated in British pounds, Australian dollars and Swedish krona, and is utilized by the respective local entities.
Cash and cash equivalents (including restricted cash), accounts receivables and inventories denominated in USD amounted in total to $146.4 million (€125.0 million), respectively $32.8 million (€28.0 million) for the trade and other payables denominated in USD. Pharming performed a sensitivity analysis by applying an adjustment to the spot rate at year-end. As the balance of the cash and cash equivalents (including restricted cash), accounts receivables, inventories, trade and other payables, denominated in USD, at year-end is $113.6 million, a 10% weakening of the euro versus U.S. dollar would have an impact of $11.4 million on the Group’s gain (weakening of the euro). The balance sheet positions denominated in other foreign currencies are minimal, resulting in a correspondingly low currency risk.
Interest rate risk
Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Pharming’s interest rate risk policy is aimed at minimizing the interest rate risks associated with the financing of the Company and thus at the same time optimizing the net interest costs. This policy translates into a certain desired profile of fixed-interest and floating interest positions, including those generated by cash and cash equivalents and marketable securities and those paid on finance lease liabilities. As the interest rate on the convertible bond is a fixed percentage, Pharming concluded that the total risk on interest is not material.
The issue of the Convertible Bonds due 2029 at a fixed interest rate of 4.50% p.a. has rendered this concern obsolescent. The interest on the vast majority of the Company’s financial instruments is not variable with market interest rates. More information on the Convertible Bonds due 2029 can be found in Note 18. Convertible bonds.
Credit risk
Credit risk is defined as the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge obligations. Pharming manages credit risk exposure through the selection of financial institutions having a high credit rating, using credit rating reports issued by institutions such as Standard & Poor’s and Moody’s. The exposure to credit risk at December 31, 2025, is represented by the carrying amounts of cash and cash equivalents, marketable securities and trade and other receivables.
The carrying amounts of the cash and cash equivalents (including restricted cash) as at December 31, 2025, amounted to $147.3 million and was held through financial institutions with a A- to A rating or better from Standard & Poor’s, A3 to Aa3 ratings from Moody’s and A to AA- ratings from Fitch.

Marketable securities at December 31, 2025, amounted to $33.8 million (2024: $112.9 million). As of December 31, 2025, the Company held no government treasury certificates (2024: $50.5 million). Since 2024, the Company has also invested in SEC Rule 2a-7 compliant institutional money market funds, which offer enhanced financial flexibility. As of December 31, 2025, these investments amounted to $33.8 million. Complying with SEC Rule 2a-7, these funds ensure liquidity and stability through requirements on liquidity, maturity limits, credit quality and diversification.
Trade and other receivables at December 31, 2025, amounted to $54.7 million. As at the date of these financial statements, these amounts have largely been settled, including receipts in cash and receipt of goods and services in exchange of prepaid expense items. Based on the credit ratings of cash and cash equivalents (including restricted cash) as well as the positions taken with respect to marketable securities and trade and other receivables, the Company considers that this risk is adequately managed.
Liquidity risk
The liquidity risk refers to the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities. Pharming’s objective is to maintain a minimum level and certain ratio of cash and cash equivalents (including short-term deposits and SEC Rule 2a-7 compliant institutional money market funds). The strategy of the Company is to repay its obligations through generation of cash income from operating activities such as product sales. In case such cash flows are insufficient, the Company relies on financing cash flows as provided through the issuance of shares or incurring financial liabilities. Note 2 of these financial statements more extensively describes the Company’s going concern assessment.

The following table provides the maturity profile of financial liabilities, the amounts presented are the gross undiscounted contractual cash flows due:

Amounts in $ ’000	Within one year	In 2-4 years	Beyond 4 years	Total	Prior year total
Trade and other payables	105,899	—	—	105,899	66,611
Lease Liabilities	3,860	9,086	6,142	19,088	35,319
Convertible Bonds	5,271	130,307	—	135,578	129,118
Total	115,030	139,393	6,142	260,565	231,048
Fair value estimation
The Company uses the following hierarchy for determining the fair value of financial instruments measured at fair value:
•Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices);
•Level 3: Inputs for the asset or liability that are not based on observable market data or which are based on the probability of future events occurring (that is, unobservable inputs).
The following table presents the assets that are measured at fair value at year-end 2025 and 2024:

	2025			2024
Amounts in $ ’000	Level 1	Level 3	Total	Level 1	Level 3	Total
Marketable securities (money market funds)	33,796	—	33,796	62,424	—	62,424
Investments in debt instruments designated as at FVTPL	—	6,703	6,703	—	3,767	3,767
Balance at December 31	33,796	6,703	40,499	—	3,767	66,191
The following table includes carrying values and the estimated fair values of financial instruments:

	2025		2024
Amounts in $ ‘000	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	147,293	147,293	56,449	56,449
Trade and other receivables	54,704	54,704	54,823	54,823
Liabilities:
Convertible Bond (incl. equity component)	111,890	157,481	94,624	107,899
Lease Liabilities	17,719	17,719	29,914	29,914
Trade and other payables	105,899	105,899	66,611	66,611